INCOME TAXES (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 ARS ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure Of Income Tax [Line Items]
Applicable tax rate	27.00%	27.00%	27.00%	27.00%
Unused tax losses for which no deferred tax asset recognised	$ 126,746		$ 152,898
Unused tax losses for which deferred tax asset is recognised	335,872		622,621
Income tax relating to cash flow hedges of other comprehensive income	30,453		13,546	$ 1,686
Profit (loss) before tax	$ 1,434,513		$ 67,153	$ 62,505
CHILE
Disclosure Of Income Tax [Line Items]
Applicable tax rate	27.00%	27.00%
Argentina
Disclosure Of Income Tax [Line Items]
Applicable tax rate	35.00%	35.00%	30.00%
Losses due to new tax rate system differential to old system	$ 49,000
Argentina | Income Tax Slab Rate One [Member]
Disclosure Of Income Tax [Line Items]
Applicable tax rate	25.00%	25.00%
Profit (loss) before tax	$ 49	$ 5,000,000
Argentina | Income Tax Slab Rate Two [Member]
Disclosure Of Income Tax [Line Items]
Applicable tax rate	30.00%	30.00%
Argentina | Income Tax Slab Rate Two [Member] | Bottom of range [member]
Disclosure Of Income Tax [Line Items]
Profit (loss) before tax		$ 5,000,000
Argentina | Income Tax Slab Rate Two [Member] | Top of range [member]
Disclosure Of Income Tax [Line Items]
Profit (loss) before tax	$ 487	$ 50,000,000
Argentina | Income Tax Slab Rate Three [Member]
Disclosure Of Income Tax [Line Items]
Applicable tax rate	35.00%	35.00%
Profit (loss) before tax		$ 50,000,000
BRAZIL
Disclosure Of Income Tax [Line Items]
Applicable tax rate	34.00%	34.00%
URUGUAY
Disclosure Of Income Tax [Line Items]
Applicable tax rate	25.00%	25.00%
UNITED STATES
Disclosure Of Income Tax [Line Items]
Applicable tax rate	21.00%	21.00%